Note 3 - Investment Securities	9 Months Ended
Sep. 30, 2018
Notes
Note 3 - Investment Securities

Note 3 – Investment Securities

Debt securities available-for-sale are carried at estimated fair value. Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities were as follows:

	As of September 30, 2018		As of December 31, 2017
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Available-for-Sale
Obligations of states and political subdivisions	$ 208,327,267	$ 203,281,750	$ 187,508,758	$ 193,601,243
Mutual funds	-	-	10,261,379	10,508,953
Corporate securities	130,316	392,430	130,316	457,835
	$ 208,457,583	$ 203,674,180	$ 197,900,453	$ 204,568,031

Held to Maturity
Obligations of states and political subdivisions	$ 1,824,007	$ 1,802,138	$ 5,010,190	$ 5,015,313

Gross unrealized losses on investment securities totaled $7,459,173 and $973,000 at September 30, 2018 and December 31, 2017, respectively.  The following table provides an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of September 30, 2018 and December 31, 2017:

	Less than 12 Months		12 Months or Longer		Total
September 30, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 93,138,382	$ (3,894,937)	$ 25,932,037	$ (3,532,338)	$ 119,070,419	$ (7,427,275)

Held to Maturity:
Obligations of states and political subdivisions	403,204	(3,400)	1,006,470	(28,498)	1,409,674	(31,898)

Total	$ 93,541,586	$ (3,898,337)	$ 26,938,507	$ (3,560,836)	$ 120,480,093	$ (7,459,173)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 3,974,826	$ (14,298)	$ 26,715,587	$ (920,921)	$ 30,690,413	$ (935,219)
Mutual Funds	1,565,216	(16,397)	-	-	1,565,216	(16,397)
	5,540,042	(30,695)	26,715,587	(920,921)	32,255,629	(951,616)

Held to Maturity:
Obligations of states and political subdivisions	1,233,730	(17,189)	250,767	(4,195)	1,484,497	(21,384)

Total	$ 6,773,772	$ (47,884)	$ 26,966,354	$ (925,116)	$ 33,740,126	$ (973,000)

The previous two tables represent 151 and 43 investments held by the Company at September 30, 2018 and December 31, 2017, respectively, the majority of which are rated “A” or higher by Standard & Poor’s.  The unrealized losses on the Company’s investments listed in the above table were primarily the result of interest rate and market fluctuations.  Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company does not consider the impairment of any of these investments to be other-than-temporary at September 30, 2018 or December 31, 2017.

The Company’s insurance subsidiaries internally designate certain investments as restricted to cover their policy reserves and loss reserves.  Funds are held in separate trusts for the benefit of each insurance subsidiary at U.S. Bank National Association ("US Bank").  US Bank serves as trustee under trust agreements with the Company's property and casualty insurance company subsidiary (“Frandisco P&C”), as grantor, and American Bankers Insurance Company of Florida, as beneficiary.  At September 30, 2018, these trusts held $31.3 million in available-for-sale investment securities at market value and $.9 million in held-to-maturity investment securities at amortized cost.  US Bank also serves as trustee under trust agreements with the Company's life insurance company subsidiary (“Frandisco Life”), as grantor, and American Bankers Life Assurance Company, as beneficiary.  At September 30, 2018, these trusts held $14.5 million in available-for-sale investment securities at market value and $.4 million in held-to-maturity investment securities at amortized cost.  The amounts required to be held in each trust change as required reserves change.  All earnings on assets in the trusts are remitted to the Company's insurance subsidiaries.